Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Inventories
Goods for resale	R$ 1,180,641	R$ 1,835,018
(-) Allowance for inventory losses	(81,267)	(54,771)
Total	R$ 1,099,374	R$ 1,780,247